OTHER CURRENT ASSETS (Tables)	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020
OTHER CURRENT ASSETS
Schedule of Other current assets
	December 26,	June 27,
	2020	2020

Investments	$3,036,791	$3,786,791
Excise Tax Receivable	-	5,254,595
Note Receivable (1)	2,549,302	-
Other Current Assets	147,589	64,071

Total Other Current Assets	$5,733,682	$9,105,457

	2020	2019

Investments	$3,786,791	$13,018,791
Excise Tax Receivable	5,254,595	5,721,945
Other Current Assets	64,071	172,303

Total Other Current Assets	$9,105,457	$18,913,039

Schedule of Investments
	ToroVerde Inc.	The Hacienda Company, LLC	Old Pal	Other Investments	TOTAL
	(1)	(2)	(3)

Fair Value as of July 1, 2018	$-	$-	$-	$-	$-

Additions	5,000,000	1,500,000	2,000,000	259,791	8,759,791
Unrealized Gain on Changes in Fair Value of Investments	600,000	709,000	2,430,000	520,000	4,259,000

Fair Value as of June 29, 2019	5,600,000	2,209,000	4,430,000	779,791	13,018,791

Non-Cash Additions	-	-	-	287,000	287,000
Unrealized Gain on Changes in Fair Value of Investments	-	1,294,843	2,492,822	-	3,787,665
Unrealized Loss on Changes in Fair Value of Investments	(5,600,000)	(2,753,843)	-	-	(8,353,843)
Transfer to Assets Held For Sale	-	(3,503,843)	(4,952,822)	-	(8,456,665)
Transferred Back from Assets Held for Sale	-	3,503,843	-	-	3,503,843

Fair Value as of June 27, 2020	$-	$750,000	$1,970,000	$1,066,791	$3,786,791

	ToroVerde Inc.	The Hacienda Company, LLC	Old Pal	Other Investments	TOTAL
	(1)	(2)	(3)

Fair Value as of July 1, 2018	$-	$-	$-	$-	$-

Additions	5,000,000	1,500,000	2,000,000	259,791	8,759,791
Unrealized Gain on Changes in Fair Value of Investments	600,000	709,000	2,430,000	520,000	4,259,000

Fair Value as of June 29, 2019	5,600,000	2,209,000	4,430,000	779,791	13,018,791

Non-Cash Additions	-	-	-	287,000	287,000
Unrealized Gain on Changes in Fair Value of Investments	-	1,294,843	2,492,822	-	3,787,665
Unrealized Loss on Changes in Fair Value of Investments	(5,600,000)	(2,753,843)	-	-	(8,353,843)
Transfer to Assets Held For Sale	-	(3,503,843)	(4,952,822)	-	(8,456,665)
Transferred Back from Assets Held for Sale	-	3,503,843	-	-	3,503,843

Fair Value as of June 27, 2020	$-	$750,000	$1,970,000	$1,066,791	$3,786,791